Capital management	12 Months Ended
Dec. 31, 2019
Capital management
Capital management

23    Capital management

The Company’s capital management objectives are to safeguard its ability to continue as a going concern and to provide returns for shareholders and benefits for other stakeholders by ensuring it has sufficient cash resources to fund its research and development activities, to pursue its commercialization efforts and to maintain its ongoing operations. The Company includes its share capital, deficit and long-term debt in the definition of capital.

A summary of the Company’s capital structure is as follows:

	2019	2018
	$	$

Common shares	130,266,880	120,932,404
Deficit	(131,065,492)	(111,033,661)
Long-term debt	11,864,385	11,955,245
	11,065,773	21,853,988